Offerings	Oct. 31, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0135 per share (''ordinary shares'')
Amount Registered | shares	473,576
Proposed Maximum Offering Price per Unit	3.45
Maximum Aggregate Offering Price	$ 1,633,837.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 225.63
Offering Note	a. The ordinary shares and warrants of Silexion Therapeutics Corp (“New Silexion” or the “Company”) being registered hereunder are being registered for sale by the selling securityholders named in the prospectus. In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement for which this filing fee table serves as an exhibit also covers an indeterminate number of additional ordinary shares and warrants as may be issuable as a result of share splits, share dividends or similar transactions.

b. Ordinary shares in this row consist of currently outstanding ordinary shares held by the selling securityholders.

c. The price per ordinary share has been estimated solely for purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high ($3.50) and low ($3.40) sales prices of the ordinary shares on the Nasdaq Capital Market on October 28, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ordinary shares
Amount Registered | shares	344,063
Proposed Maximum Offering Price per Unit	3.45
Maximum Aggregate Offering Price	$ 1,187,017.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 163.93
Offering Note	a. The price per ordinary share has been estimated solely for purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high ($3.50) and low ($3.40) sales prices of the ordinary shares on the Nasdaq Capital Market on October 28, 2025.

b. Ordinary shares in this row are the 344,063 ordinary shares issuable upon the exercise of 344,063 warrants to purchase ordinary shares held by the selling securityholders, consisting of: (i) 322,676 ordinary warrants, in the aggregate, issued to the selling securityholders pursuant to warrant exercise inducement transactions completed by New Silexion in January 2025 and August 2025; (ii) 21,015 placement agent warrants issued to the selling securityholders in the foregoing warrant exercise inducement transactions; and (iii) 372 private warrants issued to the selling securityholders pursuant to New Silexion’s business combination transaction in August 2024.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares
Amount Registered | shares	474,709
Proposed Maximum Offering Price per Unit	3.45
Maximum Aggregate Offering Price	$ 1,637,746.05
Fee Rate	0.01381%
Amount of Registration Fee	$ 226.17
Offering Note	a. The price per ordinary share has been estimated solely for purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high ($3.50) and low ($3.40) sales prices of the ordinary shares on the Nasdaq Capital Market on October 28, 2025.

b. Represents 474,709 ordinary shares issuable upon conversion of amounts outstanding under the A&R Sponsor Promissory Note (as defined in the accompanying registration statement), assuming the entire $1,633,000 remaining outstanding principal amount of the note is converted at a conversion price of $3.44 per underlying ordinary share (representing the closing price of the ordinary shares on the Nasdaq Capital Market on October 29, 2025).

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants to purchase ordinary shares
Amount Registered | shares	372
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	a. The warrants in this row consist of the 372 private warrants being registered for resale by selling securityholders.

b. In accordance with Rule 457(g) under the Securities Act, the entire registration fee for the resale of the 372 private warrants is allocated to the 372 ordinary shares underlying the private warrants. The resale of those underlying ordinary shares is being registered in the accompanying registration statement (as described in clause (iii) of footnote (2)(b) above), and, therefore, no separate fee is payable for the resale of the private warrants.